SCHEDULE OF BLACK SCHOLES OPTION PRICING MODEL ASSUMPTIONS (Details)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Risk-free interest rate, minimum	1.67%	0.62%
Risk-free interest rate, maximum	2.99%	1.26%
Dividend yield	0.00%	0.00%
Volatility factor, minimum	195.00%	198.47%
Volatility factor, maximum	198.00%	227.05%
Weighted average expected life	10 years	8 years 1 month 28 days